Revenues (Schedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenues	$ 132,907	$ 155,300
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	83,172	105,091
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	49,735	50,209
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	86,573	96,498
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	48,244	58,054
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	38,329	38,444
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	26,920	34,783
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	20,747	28,085
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	6,173	6,698
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	19,414	24,019
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	14,181	18,952
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 5,233	$ 5,067